Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value of assets and liabilities

the following table shows the fair value of the Company’s consolidated assets and liabilities that are measured on a non-recurring and recurring basis as of December 31, 2011 and 2010 (amounts in thousands):

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Non-recurring Measurements:
Impaired real estate assets	$10,583	$—	$5,250	$5,333

Recurring Measurements:
Derivative instrument-swap agreements	6,129	—	6,129	—
Contingent consideration related to acquisition of:
Corporate Campus at Ashburn Center	1,448	—	—	1,448
840 First Street, NE	745	—	—	745

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Non-recurring Measurements:
Impaired real estate assets	$10,950	$—	$10,950	$—

Recurring Measurements:
Derivative instrument-swap agreement	396	—	396	—
Contingent consideration related to acquisition of:
Corporate Campus at Ashburn Center	1,398	—	—	1,398

Summary of the Company's interest rate derivative liabilities

A summary of the Company’s interest rate derivative liabilities which are included in “Accounts payable and other liabilities” in the Company’s consolidated balance sheets, is as follows (amounts in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance at January1,	$396	$1,741
Deconsolidation (1)	—	(396)
Unrealized loss (gain)	5,733	(949)

Ending balance at December 31,	$6,129	$396

(1)

On January 1, 2010, the Company deconsolidated RiversPark I and all its assets and liabilities, including its interest rate derivative liability, were removed from the Company’s consolidated balance sheets.

Summary of Contingent Consideration

A summary of the Company’s consolidated contingent consideration obligations is as follows (amounts in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance at January1,	$1,398	$688
Realized gain on settlement of obligation	(1,487)	—
Unrealized loss on change in fair value	50	710
Additions to contingent consideration obligations	9,356	—
Settlement of contingent consideration obligation	(7,124)	—

Ending balance at December 31,	$2,193	$1,398

Fair value of the debt instruments

The carrying amount and estimated fair value of the Company’s notes receivable and debt instruments at December 31 are as follows (amounts in thousands):

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Notes receivable (1)	$54,661	$55,000	$24,750	$24,750

Financial Liabilities:
Mortgage debt	$432,023	$437,593	$319,096	$316,169
Exchangeable senior notes (2)	—	—	29,936	30,412
Series A senior notes	37,500	39,128	37,500	37,850
Series B senior notes	37,500	41,383	37,500	37,251
Secured term loans (3)	30,000	29,990	110,000	109,976
Unsecured term loan	225,000	224,388	—	—
Unsecured revolving credit facility	183,000	182,740	191,000	191,073

Total	$945,023	$955,222	$725,032	$722,731

(1)	The face value of the Company’s notes receivable was $55.0 million at December 31, 2011 and $25.0 million at December 31, 2010.
(2)	During the fourth quarter of 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes. The face value of the notes was $30.4 million at December 31, 2010.
(3)	During 2011, the Company repaid two secured term loans, which totaled $70.0 million, and made a $10.0 million principal payment on its remaining secured term loan.